Changes in Accounting Principles - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change In Accounting Principles [Line Items]
Increase decrease in the net income due to LIFO accounting method	$ 11.4	$ 1.6	$ 6.7
Change in Method of Accounting for Inventory Valuation [Member]
Change In Accounting Principles [Line Items]
Increase (decrease) in cost of goods sold due to LIFO accounting method			(4.2)
Increase decrease in the net income due to LIFO accounting method			$ 2.3
Increase decrease in the net income due to LIFO accounting method per diluted share			$ 0.06